10. Stockholders' Equity	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
STOCKHOLDERS' EQUITY
Stockholders' Equity

Common Stock

The Company is authorized to issue up to 300,000,000 shares of common stock, par value $0.001 per share.

During the three months ended December 31, 2017 and 2016, the Company sold 100,000 shares and 350,000 shares, respectively, for $100,000 and $350,000, respectively.

Preferred Stock

The Company does not have a preferred stock authorization in its articles of incorporation.

Financial Gravity Holdings, a subsidiary of the Company, has authorized the issuance of up to 10,000,000 shares of preferred stock, by action of the Board of Directors. The preferred stock authorization has not been formalized via the filing of an amendment to the certificate of formation of Financial Gravity Holdings. The rights and obligations of the preferred stock are as determined by the Board of Directors at the time of issuance. There were no preferred shares issued or outstanding as of December 31, 2017 and September 30, 2017 for Financial Gravity Holdings.

Warrants

As part of the sale of common shares starting October 2016, the Company granted to investors who invest at value of $100,000 or above common stock purchase warrants (the "Warrants"). In the quarter ended December 31, 2016 there were three individual investments of $100,000 for which the Company issued warrants for the purchase of 75,000 shares of common stock of the Company at an exercise price of $ 1.25 per share for a 1 -year term and an additional 75,000 shares of common stock of the Company at an exercise price of $1.50 for a 2-year term.

In the quarter ended March 31, 2017 there were two individual investments for an aggregate of $250,000 for which the Company issued warrants for the purchase of 50,000 shares of common stock of the Company at an exercise price of $1.25 per share for a l-year term and an additional 50,000 shares of common stock of the Company at an exercise price of $1.50 for a 2-year term.

In the quarter ended September 30, 2017, there was one additional investment of $100,000 for which the Company issued warrants for the purchase of 25,000 shares of common stock of the Company after exercise price of $1.25 per share for 1-year term and an additional 25,000 shares of common stock of the Company at an exercise price of $1.50 for a 2-year term.

In the quarter ended December 31, 2017, an aggregate of 100,000 shares of the Company’s common stock had been sold for $100,000 for which the Company issued warrants for the purchase of 25,000 shares of common stock of the Company at an exercise price of $1.25 per share for a 1 year term and an additional 25,000 shares of common stock of the Company at an exercise price of $1.50 for a 2-year term.

The Company follows the provisions of ASC 815, “Derivatives and Hedging”. ASC 815 requires freestanding contracts that are settled in a company’s own stock to be designated as an equity instrument, assets or liability. Under the provisions of ASC 815, a contract designated as an asset or liability must be initially recorded and carried at fair value until the contract meets the requirements for classification as equity, until the contract is exercised or until the contract expires. However, the Company determined that these warrants should be accounted for as equity and as such no determination of fair value was necessary.

Private Placement Memorandum, Financial Gravity Holdings, Inc.

On October 31, 2014, Financial Gravity Holdings issued a private placement memorandum (“PPM”) for stock purchases of up to 2,000,000 shares of common stock at a cost of $1.00 and a par value of $0.00001, with a minimum purchase level of $50,000 per investor. The subscription period initially expired June 30, 2015, however, the Board of Directors extended the offering period indefinitely, and increased the number of shares authorized for sale under the PPM incrementally to accommodate additional investor interest.

Additional Common Stock Issuances, Financial Gravity Holdings, Inc.

During the year ended September 30, 2016, one of the founding members of Financial Gravity Holdings forfeited 2,926,294 common shares, in addition to the issuance of shares sold under the PPM and common shares issued in connection with the Tax Coach Software, LLC acquisition.

Stock Split, Financial Gravity Holdings, Inc.

Effective October 20, 2015, Financial Gravity Holdings declared a three for one stock split of its common stock. Upon the stock split, every one share of common stock issued and outstanding was automatically reclassified and converted into three shares of common stock. The common stock retained a par value of $0.00001 per share.

Common Stock

The Company is authorized to issue up to 300,000,000 shares of common stock, par value $0.001 per share.

Preferred Stock

The Company does not have a preferred stock authorization in its articles of incorporation.

Financial Gravity Holdings, a subsidiary of the Company, has authorized the issuance of up to 10,000,000 shares of preferred stock, by action of the Board of Directors. The preferred stock authorization has not been formalized via the filing of an amendment to the certificate of formation of Financial Gravity Holdings. The rights and obligations of the preferred stock are as determined by the Board of Directors at the time of issuance.

For each of the Company and Financial Gravity Holdings, its subsidiary, there were no preferred shares issued or outstanding as of September 30, 2017 and 2016.

Warrants

As part of the sale of common shares starting October 2016, the Company granted to investors who invest at value of $100,000 or above common stock purchase warrants (the “Warrants”). In the quarter ended December 31, 2016 there were three individual investments of $100,000 for which the Company issued warrants for the purchase of 75,000 shares of common stock of the Company at an exercise price of $1.25 per share for a 1-year term and an additional 75,000 shares of common stock of the Company at an exercise price of $1.50 for a 2-year term. In the quarter ended March 31, 2017 there were two individual investments for an aggregate of $250,000 for which the Company issued warrants for the purchase of 50,000 shares of common stock of the Company at an exercise price of $1.25 per share for a 1-year term and an additional 50,000 shares of common stock of the Company at an exercise price of $1.50 for a 2-year term. In the quarter ended September 30, 2017, there was one additional investment of $100,000 for which the Company issued warrants for the purchase of 25,000 shares of common stock of the Company after exercise price of $1.25 per share for 1-year term and an additional 25,000 shares of common stock of the Company at an exercise price of $1.50 for a 2-year term.

The Company follows the provisions of ASC 815, “Derivatives and Hedging”. ASC 815 requires freestanding contracts that are settled in a company’s own stock to be designated as an equity instrument, assets or liability. Under the provisions of ASC 815, a contract designated as an asset or liability must be initially recorded and carried at fair value until the contract meets the requirements for classification as equity, until the contract is exercised or until the contract expires. However, the Company determined that these warrants should be accounted for as equity and as such no determination of fair value was necessary.

Private Placement Memorandum, Financial Gravity Holdings, Inc.

On October 31, 2014, Financial Gravity Holdings, Inc. issued a private placement memorandum (“PPM”) for stock purchases of up to 2,000,000 shares of common stock at a cost of $1.00 and a par value of $0.00001, with a minimum purchase level of $50,000 per investor. The subscription period initially expired June 30, 2015, however, the Board of Directors extended the offering period indefinitely, and increased the number of shares authorized for sale under the PPM incrementally to accommodate additional investor interest.

Additional Common Stock Issuances, Financial Gravity Companies, Inc.

On April 1, 2017, the Company entered into an agreement with FMW Media Works Corp (“FMW”), wherein FMW would provide television, production, and media analysis to the Company. The Company issued 50,000 shares of common stock, worth $52,500, to FMW along with $3,500 cash as payment for services.

On August 22, 2017, the Company issued 100,000 shares of common stock, worth $60,000 to Nationwide EZ Cash Flow in exchange for professional services.

During the years ended September 30, 2017 and 2016, 725,000 shares and 785,000 shares, respectively, were issued for $725,000 and $535,000, respectively.

Additional Common Stock Issuances, Financial Gravity Holdings, Inc.

During the year ended September 30, 2016, one of the founding members of Financial Gravity Holdings forfeited 2,926,294 common shares, in addition to the issuance of shares sold under the PPM and common shares issued in connection with the Tax Coach Software, LLC acquisition.

During the year ended September 30, 2016, Financial Gravity Holdings sold 350,000 shares of common stock.

Stock Split, Financial Gravity Holdings

Effective October 20, 2015, Financial Gravity Holdings declared a three for one stock split of its common stock. Upon the stock split, every one share of common stock issued and outstanding was automatically reclassified and converted into three shares of common stock. The common stock retained a par value of $0.00001 per share.